UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-10189
                                    --------------------------

                  Principal Partners LargeCap Value Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                         Shares
                                                          Held             Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.23%)
ADVERTISING AGENCIES (0.45%)
                                                                        $
 Interpublic Group /1/                                    20,900            267,311
AEROSPACE & DEFENSE (0.62%)
 Boeing                                                    7,300            370,475
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 General Dynamics                                          1,700            167,994
 Goodrich                                                  9,775            316,026
                                                                            484,020
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                  2,400             87,024
APPAREL MANUFACTURERS (1.29%)
 Jones Apparel Group                                       9,050            338,018
 Liz Claiborne                                             3,200            115,808
 VF                                                        6,200            310,062
                                                                            763,888
APPLIANCES (0.39%)
 Whirlpool                                                 3,675            229,467
APPLICATIONS SOFTWARE (0.43%)
 Microsoft                                                 9,000            256,140
ATHLETIC FOOTWEAR (0.12%)
 Reebok International                                      2,000             68,120
AUTO-CARS & LIGHT TRUCKS (0.66%)
 General Motors                                            9,100            392,574
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Paccar                                                    3,300            197,868
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.45%)
 American Axle & Manufacturing
  Holdings                                                 4,600            158,010
 Autoliv                                                   7,500            315,675
 BorgWarner                                                4,800            226,512
 Dana                                                      9,900            190,971
 Delphi Automotive Systems                                 5,700             54,207
 Lear                                                      3,700            203,981
 Magna International                                       3,800            305,900
                                                                          1,455,256
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Pepsico                                                   1,700             85,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.51%)
 Vulcan Materials                                          6,400            304,768
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.27%)
 Martin Marietta Materials                                 3,600            157,500
BUILDING-RESIDENTIAL & COMMERCIAL (0.40%)
 Pulte                                                     4,400            240,372
CABLE TV (0.87%)
 Comcast /1/                                              18,900            517,860
CHEMICALS-DIVERSIFIED (0.60%)
 Dow Chemical                                              1,500             59,835
 E. I. Du Pont de Nemours                                  2,500            107,175

                                                          Shares
                                                           Held             Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                        $
 PPG Industries                                            3,200            188,640
                                                                            355,650
CHEMICALS-SPECIALTY (0.53%)
 Eastman Chemical                                          7,100            317,228
COMMERCIAL BANKS (0.61%)
 Regions Financial                                         7,592            225,406
 SouthTrust                                                3,600            139,644
                                                                            365,050
COMPUTER SERVICES (0.39%)
 Electronic Data Systems                                  12,500            231,000
COMPUTERS (1.92%)
 Hewlett-Packard                                          45,300            912,795
 International Business Machines                           2,600            226,382
                                                                          1,139,177
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Fortune Brands                                            1,400            101,052
CONTAINERS-METAL & GLASS (0.05%)
 Owens-Illinois /1/                                        2,000             29,400
CONTAINERS-PAPER & PLASTIC (0.40%)
 Smurfit-Stone Container /1/                              12,900            240,069
DISTRIBUTION-WHOLESALE (0.42%)
 Ingram Micro /1/                                          8,700            123,975
 Tech Data /1/                                             3,300            123,618
                                                                            247,593
DIVERSIFIED MANUFACTURING OPERATIONS (8.70%)
 Cooper Industries                                         3,800            216,106
 Eaton                                                     6,200            400,768
 General Electric                                         97,200          3,231,900
 Honeywell International                                  16,200            609,282
 Textron                                                   6,300            386,190
 Tyco International                                       10,600            328,600
                                                                          5,172,846
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0              .19%)
 Cendant                                                   4,900            112,112
ELECTRIC-INTEGRATED (4.14%)
 Alliant Energy                                            9,300            240,963
 American Electric Power                                  12,750            396,652
 CMS Energy /1/                                           10,400             93,912
 Constellation Energy Group                                6,100            235,155
 Edison International                                      2,600             69,680
 Entergy                                                   6,100            350,750
 FirstEnergy                                               9,900            387,090
 Northeast Utilities                                      10,900            203,830
 PPL                                                       5,300            245,655
 XCEL Energy                                              14,000            239,400
                                                                          2,463,087
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.10%)
 Flextronics International /1/                            18,200            228,774
 Solectron /1/                                            40,200            221,100

                                                          Shares
                                                           Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                        $
 Vishay Intertechnology /1/                               13,200            204,600
                                                                            654,474
ELECTRONIC PARTS DISTRIBUTION (0.82%)
 Arrow Electronics /1/                                    11,100            262,626
 Avnet /1/                                                11,600            225,272
                                                                            487,898
FINANCE-CREDIT CARD (0.11%)
 Capital One Financial                                       900             62,388
FINANCE-INVESTMENT BANKER & BROKER (6.48%)
 Citigroup                                                59,000          2,601,310
 Lehman Brothers Holdings                                  6,250            438,125
 Merrill Lynch                                             9,500            472,340
 Morgan Stanley                                            6,900            340,377
                                                                          3,852,152
FINANCE-MORTGAGE LOAN/BANKER (1.65%)
 Federal Home Loan Mortgage                               10,700            688,117
 Federal National Mortgage
  Association                                              4,125            292,710
                                                                            980,827
FINANCIAL GUARANTEE INSURANCE (1.03%)
 MBIA                                                      5,100            275,298
 MGIC Investment                                           4,700            333,700
                                                                            608,998
FOOD-FLOUR & GRAIN (0.30%)
 Archer Daniels Midland                                   11,625            179,374
FOOD-MISCELLANEOUS/DIVERSIFIED (0.10%)
 Unilever                                                  1,000             61,330
FOOD-RETAIL (0.77%)
 Kroger /1/                                               16,200            255,960
 Safeway /1/                                               9,600            202,848
                                                                            458,808
FOOD-WHOLESALE & DISTRIBUTION (0.14%)
 Supervalu                                                 3,000             85,680
GAS-DISTRIBUTION (0.54%)
 Sempra Energy                                             8,900            318,175
LIFE & HEALTH INSURANCE (1.29%)
 Genworth Financial /1/                                   11,200            254,688
 Manulife Financial                                       11,260            450,625
 Torchmark                                                 1,225             64,043
                                                                            769,356
MACHINERY-GENERAL INDUSTRY (0.50%)
 Ingersoll-Rand                                            4,300            295,367
MEDICAL-DRUGS (2.03%)
 Bristol-Myers Squibb                                     10,200            233,580
 GlaxoSmithKline                                           7,000            286,650
 Merck                                                    13,950            632,632
 Pfizer                                                    1,600             51,136
                                                                          1,203,998
MEDICAL-HMO (0.71%)
 Humana /1/                                               11,000            199,210

                                                          Shares
                                                           Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                        $
 UnitedHealth Group                                        3,496            219,920
                                                                            419,130
METAL PROCESSORS & FABRICATION (0.23%)
 Worthington Industries                                    6,700            137,216
METAL-ALUMINUM (0.66%)
 Alcan                                                     5,600            221,872
 Alcoa                                                     5,400            172,962
                                                                            394,834
MONEY CENTER BANKS (6.52%)
 Bank of America                                          25,933          2,204,564
 JP Morgan Chase                                          44,736          1,669,995
                                                                          3,874,559
MULTI-LINE INSURANCE (2.90%)
 Allstate                                                 12,500            588,500
 American International Group                              3,800            268,470
 Hartford Financial Services Group                         7,400            481,740
 MetLife                                                  10,850            387,019
                                                                          1,725,729
MULTIMEDIA (0.95%)
 Time Warner /1/                                          24,500            407,925
 Viacom                                                    2,500             83,975
 Walt Disney                                               3,100             71,579
                                                                            563,479
OIL COMPANY-INTEGRATED (10.81%)
 BP Amoco                                                  5,300            298,708
 ChevronTexaco                                            14,628          1,399,168
 ConocoPhillips                                           10,897            858,357
 Exxon Mobil                                              62,600          2,898,380
 Marathon Oil                                             12,300            463,341
 Occidental Petroleum                                     10,300            507,481
                                                                          6,425,435
OIL REFINING & MARKETING (0.52%)
 Ashland                                                   5,900            308,393
PAPER & RELATED PRODUCTS (1.93%)
 Georgia-Pacific                                          12,550            421,680
 MeadWestvaco                                             12,900            385,194
 Temple-Inland                                             5,000            341,250
                                                                          1,148,124
PIPELINES (0.52%)
 El Paso                                                  39,300            310,077
POWER CONVERTER & SUPPLY EQUIPMENT (0.22%)
 Hubbell                                                   2,900            131,080
PRINTING-COMMERCIAL (0.63%)
 R.R. Donnelley & Sons                                    11,700            371,358
PROPERTY & CASUALTY INSURANCE (1.98%)
 ACE                                                       2,800            113,652
 Chubb                                                     5,550            381,729
 St. Paul                                                 14,036            520,315
 XL Capital                                                2,300            162,564
                                                                          1,178,260

                                                         Shares
                                                          Held               Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (6.68%)
                                                                        $
 Comerica                                                  6,500            380,055
 Huntington Bancshares                                     7,800            190,788
 KeyCorp                                                  11,550            348,579
 National City                                            13,850            505,525
 PNC Financial Services Group                              7,300            369,380
 SunTrust Banks                                            6,700            441,865
 U.S. Bancorp                                             20,597            582,895
 Wachovia                                                 17,300            766,563
 Wells Fargo                                               6,650            381,777
                                                                          3,967,427
REINSURANCE (0.18%)
 RenaissanceRe Holdings                                    2,000            106,000
RETAIL-APPAREL & SHOE (0.30%)
 Foot Locker                                                 900             20,250
 Nordstrom                                                 3,600            158,040
                                                                            178,290
RETAIL-MAJOR DEPARTMENT STORE (1.13%)
 May Department Stores                                    12,200            323,666
 Sears Roebuck                                             9,500            348,460
                                                                            672,126
RETAIL-OFFICE SUPPLIES (0.54%)
 Office Depot /1/                                         19,600            321,440
RETAIL-REGIONAL DEPARTMENT STORE (0.56%)
 Federated Department Stores                               6,900            330,648
RETAIL-RESTAURANTS (1.08%)
 McDonald's                                               23,400            643,500
RUBBER-TIRES (0.14%)
 Cooper Tire & Rubber                                      3,500             82,075
SAVINGS & LOANS-THRIFTS (1.72%)
 Astoria Financial                                         6,500            222,040
 Golden West Financial                                     1,500            160,365
 Washington Mutual                                        16,487            639,696
                                                                          1,022,101
STEEL PRODUCERS (0.71%)
 United States Steel                                      11,100            423,354
TELECOMMUNICATION EQUIPMENT (0.88%)
 Nortel Networks /1/                                      72,100            263,886
 Tellabs /1/                                              29,100            259,281
                                                                            523,167
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.              53%)
 Corning /1/                                              25,650            317,034
TELEPHONE-INTEGRATED (3.77%)
 BellSouth                                                 8,700            235,683
 Qwest Communications
  International /1/                                       29,000            112,810
 SBC Communications                                       21,800            552,412
 Sprint                                                   39,000            728,520
 Verizon Communications                                   15,800            608,932
                                                                          2,238,357
TOBACCO (2.82%)
 Altria Group                                             27,350          1,301,860

                                                          Shares
                                                           Held              Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                        $
 UST                                                       9,900            375,705
                                                                          1,677,565
TOOLS-HAND HELD (0.16%)
 Stanley Works                                             2,200             93,280
TRANSPORT-RAIL (1.58%)
 Burlington Northern Santa Fe                              9,050            321,094
 CSX                                                       6,100            190,930
 Norfolk Southern                                         16,100            429,709
                                                                            941,733
                              TOTAL COMMON STOCKS                        57,196,503
                                                                        -----------

             TOTAL PORTFOLIO INVESTMENTS (96.23%)                        57,196,503
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (3.77%)                                                      2,237,857
                       TOTAL NET ASSETS (100.00%)                       $59,434,360
                                                                        -------------

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $  8,315,890
Unrealized Depreciation                                   (2,139,138)
                                                       ---------------
Net Unrealized Appreciation (Depreciation)                 6,176,752
Cost for federal income tax purposes                    $ 51,019,751

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners LargeCap Value Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------